Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Absolute Return Income Opportunities Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.26%
Fee Waiver	0.31%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[1]
Class C
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	2.04%
Fee Waiver	0.32%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.72%	[1]
Class S
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	2.17%
Total Annual Fund Operating Expenses	3.07%
Fee Waiver	1.94%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[1]
Class I
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.01%
Fee Waiver	0.31%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
Class N
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver	0.43%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[1]
Class R
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	1.05%
Total Annual Fund Operating Expenses	2.20%
Fee Waiver	0.82%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.38%	[1]
Class T
Operating Expenses:
Management Fees	0.65%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver	0.32%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.63% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.